SUBSIDIARIES (Details Textual) - La Parrilla [Member] $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of subsidiaries [line items]
Net carrying value of disposal group	$ 56.4
Proportion of ownership interest in subsidiary	100.00%